Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

4.CASH AND CASH EQUIVALENTS

The cash and cash equivalent balance consists of:

	At December 31	At December 31
(in thousands)	2024	2023

Cash	$1,113	$2,650
Cash in MLJV and MWJV	2,969	1,036
Cash equivalents	104,436	127,368
	$108,518	$131,054

Cash equivalents consist of various investment savings account instruments and money market funds, all of which are short term in nature, highly liquid and readily convertible into cash.